Net income (loss) per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net income (loss) per share	Net income (loss) per share
The following table presents the calculation of basic and diluted net (loss) income per share:

	Year Ended December 31,
	2022	2023	2024
Numerator:
Net loss	$(83,661)	$(29,373)	$(11,457)

Denominator:
Weighted-average shares used in computing net loss per share, basic and diluted	75,718,623	77,752,960	80,825,695
Net loss per share, basic and diluted	$(1.10)	$(0.38)	$(0.14)

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
	2022	2023	2024
Outstanding share options	8,362,930	7,351,711	5,144,220
RSUs	2,866,980	4,003,336	5,024,954
Total	11,229,910	11,355,047	10,169,174

The potentially dilutive impact of the ESPP is immaterial for each of the years ended December 31, 2022, 2023 and 2024.